Other short-term borrowings- Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Short-term Debt [Line Items]
Short-term Debt, Maximum Month-end Outstanding Amount	$ 391	$ 364	$ 205
Short-term Debt, Weighted Average Interest Rate	0.35%	0.54%	2.74%
Short-term Debt, Average Outstanding Amount	$ 149	$ 45	$ 43
Short Term Debt Weighted Average Interest Rate During Year	0.55%	1.13%	0.95%